Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 17 — SUBSEQUENT EVENTS

The Company has evaluated events that have occurred after the balance sheet date but before the consolidated financial statements are issued and determined that there were no subsequent events or transactions that required recognition or disclosure in the consolidated financial statements.

NOTE 16 — SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the consolidated financial statements are issued.

On March 23, 2018, the “Company entered into a subscription agreement (the “Subscription Agreement”) with selected accredited investors (each, an “Investor” and, collectively, the “Investors”). Pursuant to the terms of the Subscription Agreement, the Company sold in a private placement (the “Offering”) an aggregate of 866,675 units (each, a “Unit” and, collectively, the “Units”) at a purchase price of $0.60 per Unit. Each Unit consists of (i) one (1) share of the Company’s common stock, par value $0.001 per share (the “Shares”); and (ii) warrants to purchase two and one-half (2.5) shares of the Company’s common stock (each, a “Warrant” and, collectively, the “Warrants”). The Warrants are exercisable for a period of three (3) years from the date of issuance at an exercise price of $0.70 per share, subject to adjustment as provided in the agreement evidencing the Warrants. At closing, the Company issued an aggregate of 866,675 Shares and 2,166,688 Warrants for total gross proceeds of $520,005.